Grant revenue (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Grant revenue
Schedule of grant revenue

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
ARENA grant	$—	$1,001
R&D tax credit recoveries	651	753
	$651	$1,754

Schedule of research and development tax incentives

	Six Months Ended December 31,
	2023	2022

	(In thousands of US Dollars)
Refundable R&D tax offset for the half-year	$440	$339
R&D Tax credit recoveries recognised as grant income	$440	$339

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Refundable R&D tax offset for the year	$651	$753
R&D Tax credit recoveries recognised as grant income	$651	$753